Schedule of future minimum payments under non-cancelable operating leases (Details)	Mar. 31, 2025 USD ($)
Commitments and Contingencies Disclosure [Abstract]
April 2025 to March 2026	$ 102,512
April 2026 and after
Total	$ 102,512